DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 28, 2025
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION	DEPRECIATION AND AMORTIZATION:

	2025	2024

Depreciation of property, plant and equipment (note 9)	$119,010	$111,132
Depreciation of right-of-use assets (note 10)	18,658	14,128
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,743)	(298)
Amortization of intangible assets, excluding software (note 11)	11,273	8,104
Amortization of software (note 11)	5,368	5,136
Depreciation and amortization included in net earnings	$147,566	$138,202